Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 759,410
Fair value assets, ending balance	759,122
Fair value liabilities, beginning balance	619,565
Fair value liabilities, ending balance	609,747
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,447	$ 2,204
Gains (losses) included in earnings	(111)	103
Gains (losses) included in OCI	21	58
Settlement (sales) and other	86	(371)
Purchases (issuances)	1,419	42
Transfers into Level 3	56	(50)
Transfers out of Level 3	148	(12)
Fair value assets, ending balance	4,066	1,974
Gains (losses) included in earnings for positions still held	(57)	133
Fair value liabilities, beginning balance	(241)	(158)
Gains (losses) included in earnings	(20)	(6)
Gains (losses) included in OCI	1	(1)
Purchases (issuances)	(35)	(27)
Settlement (sales) and other	2	5
Transfers into Level 3	(34)	(20)
Transfers out of Level 3	77	78
Fair value liabilities, ending balance	(250)	(129)
Gains (losses) included in earnings for positions still held	(14)	6
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	576	506
Gains (losses) included in OCI	23	48
Purchases (issuances)		6
Settlement (sales) and other	(2)	(1)
Transfers out of Level 3		(35)
Fair value assets, ending balance	597	524
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	28	20
Fair value assets, ending balance	28	20
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	151	152
Gains (losses) included in OCI	(1)	3
Settlement (sales) and other	(1)
Fair value assets, ending balance	149	155
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	397	334
Gains (losses) included in OCI	24	45
Purchases (issuances)		6
Settlement (sales) and other	(1)	(1)
Transfers out of Level 3		(35)
Fair value assets, ending balance	420	349
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(859)	(635)
Gains (losses) included in earnings	5	(11)
Gains (losses) included in OCI	5	1
Settlement (sales) and other	173	82
Purchases (issuances)	(20)	1
Transfers into Level 3	18
Transfers out of Level 3	24	7
Fair value assets, ending balance	(654)	(555)
Gains (losses) included in earnings for positions still held	8	(8)
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(132)	47
Gains (losses) included in earnings	5	(30)
Gains (losses) included in OCI	8	1
Settlement (sales) and other	37	(4)
Purchases (issuances)	4
Transfers out of Level 3	15	(7)
Fair value assets, ending balance	(63)	7
Gains (losses) included in earnings for positions still held	8	(32)
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(785)	(393)
Gains (losses) included in earnings	(55)	61
Gains (losses) included in OCI	17	(8)
Settlement (sales) and other	62	42
Purchases (issuances)	(8)	(103)
Transfers into Level 3	(31)	(76)
Transfers out of Level 3	253	29
Fair value assets, ending balance	(547)	(448)
Gains (losses) included in earnings for positions still held	(26)	70
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	53	20
Settlement (sales) and other	(36)
Transfers into Level 3		19
Fair value assets, ending balance	17	39
Level 3 [member] | Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	15
Settlement (sales) and other	(2)
Fair value assets, ending balance	13
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,692	1,077
Gains (losses) included in earnings	(52)	10
Gains (losses) included in OCI	(7)	(8)
Purchases (issuances)	1,193	56
Settlement (sales) and other	(120)	(461)
Transfers into Level 3	28	7
Transfers out of Level 3	(137)	(2)
Fair value assets, ending balance	2,597	679
Gains (losses) included in earnings for positions still held	(15)	10
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,887	1,582
Gains (losses) included in earnings	(14)	73
Gains (losses) included in OCI	(25)	24
Purchases (issuances)	250	82
Settlement (sales) and other	(26)	(29)
Transfers into Level 3	41
Transfers out of Level 3	(7)	(4)
Fair value assets, ending balance	2,106	1,728
Gains (losses) included in earnings for positions still held	(32)	93
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	4	25
Gains (losses) included in OCI		1
Settlement (sales) and other	(4)	(4)
Fair value assets, ending balance		22
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Settlement (sales) and other	(2)
Fair value assets, ending balance		2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	7	25
Gains (losses) included in earnings		(1)
Settlement (sales) and other		(5)
Transfers out of Level 3	(7)	(4)
Fair value assets, ending balance		15
Gains (losses) included in earnings for positions still held		(1)
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,874	1,530
Gains (losses) included in earnings	(14)	74
Gains (losses) included in OCI	(25)	23
Purchases (issuances)	250	82
Settlement (sales) and other	(20)	(20)
Transfers into Level 3	41
Fair value assets, ending balance	2,106	1,689
Gains (losses) included in earnings for positions still held	(32)	94
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(241)	(151)
Gains (losses) included in earnings	(20)	(6)
Gains (losses) included in OCI	1	(1)
Purchases (issuances)	(35)	(27)
Settlement (sales) and other	2	5
Transfers into Level 3	(34)	(20)
Transfers out of Level 3	77	78
Fair value liabilities, ending balance	(250)	(122)
Gains (losses) included in earnings for positions still held	$ (14)	6
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance		(7)
Fair value liabilities, ending balance		$ (7)